SCHEDULE OF SHARE CAPITAL (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	17,012,227	17,012,228
Number of shares issued and outstanding	1,163,365	4,765
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	200,000,000,000	200,000,000,000
Number of shares issued and outstanding
Deferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	25,000	25,000
Number of shares issued and outstanding	25,000	25,000